UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Asset Management
Address: 8200 Greensboro Drive, Suite 1550
         McLean, VA  22102

13F File Number:  28-10611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Bender
Title:     Chief Financial Officer
Phone:     703-269-1900

Signature, Place, and Date of Signing:

      /s/ Daniel Bender     McLean, VA     August 11, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $32,272 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANNALY CAP MGMT INC            COM              035710409     3291   217370 SH       SOLE                   217370        0        0
ASCENT MEDIA CORP              COM SER A        043632108     3205   120572 SH       SOLE                   120572        0        0
CAPITALSOURCE INC              COM              14055X102      305    62540 SH       SOLE                    62540        0        0
COGDELL SPENCER INC            COM              19238u107     1384   322677 SH       SOLE                   322677        0        0
GOOGLE INC                     CL A             38259p508     6885    16332 SH       SOLE                    16332        0        0
GOVERNMENT PPTYS INCOME TR     COM SHS BEN INT  38376a103     2153   104850 SH       SOLE                   104850        0        0
HANESBRANDS INC                COM              410345102     1256    83700 SH       SOLE                    83700        0        0
INLAND REAL ESTATE CORP        COM NEW          457461200       75    10700 SH       SOLE                    10700        0        0
NOVELL INC                     COM              670006105     3537   780800 SH       SOLE                   780800        0        0
O REILLY AUTOMOTIVE INC        COM              686091109     4431   116354 SH       SOLE                   116354        0        0
REPUBLIC AWYS HLDGS INC        COM              760276105     5672   868679 SH       SOLE                   868679        0        0
TRUSTCO BK CORP N Y            COM              898349105       78    13300 SH       SOLE                    13300        0        0